Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Acquisition, Contribution to Sales and Profit Before Taxes
Bucyrus contributed the following to sales and to profit before taxes (inclusive of deal-related and integration costs):

(Millions of dollars)	July 8, 2011 to December 31, 2011
Sales	$2,524
Profit (loss) before taxes	$(403)

Summary of initial and final allocation of assets acquired and liabilities assumed as of the acquisition date at estimated fair value
The following table summarizes our initial and final allocation of the assets acquired and liabilities assumed as of the acquisition date at estimated fair value.

	July 8, 2011
(Millions of dollars)	Initial	Final
Assets
Cash	$203	$204
Receivables - trade and other	693	705
Prepaid expenses	154	174
Inventories	2,305	2,223
Property, plant and equipment - net	692	694
Intangible assets	3,901	3,901
Goodwill	5,263	4,588
Other assets	48	141
Liabilities
Short-term borrowings	24	24
Long-term debt due within one year	16	16
Accounts payable	444	465
Accrued expenses	405	433
Customer advances	668	668
Other current liabilities	426	76
Long-term debt due after one year	1,514	1,528
Noncurrent deferred income tax liabilities	1,874	1,449
Other liabilities	434	517
Net assets acquired	$7,454	$7,454

Summary of fair value estimates of the acquired identifiable intangible assets, weighted average useful lives, and balance of accumulated amortization
The following table is a summary of the fair value estimates of the acquired identifiable intangible assets and weighted–average useful lives. These intangible assets recorded as a result of the acquisition are being amortized on a straight-line basis over their respective weighted-average useful life.

(Millions of dollars)
	Fair Value	Weighted-average useful life (in years)
Customer relationships	$2,337	15
Intellectual property	1,489	12
Other	75	4
Total	$3,901	14

Unaudited pro forma financial information

(Dollars in millions except per share data)	Year Ended December 31, 2011
Total Sales and revenues	$62,281
Profit	$5,401
Profit per common share	$8.37
Profit per common share – diluted	$8.11